CONTRACTUAL COMMITMENTS - Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	$ 539	$ 809
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	55	96
1 to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	136	223
5+ years
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	$ 348	$ 490